Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2026-A

Collection Period	07/01/26-07/31/26
Determination Date	8/10/2026
Distribution Date	8/17/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-288943-04.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$658,454,197.57
2.	Collections allocable to Principal		$19,629,976.48
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$3,627,424.21
5.	Pool Balance on the close of the last day of the related Collection Period		$635,196,796.88
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		37,749
7.	Initial Pool Balance		$769,231,898.52
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$8,047,430.56	$0.00
	b. Class A-2a Note Balance	$272,790,000.00	$256,966,003.98
	c. Class A-2b Floating Rate Note Balance	$45,000,000.00	$42,389,641.04
	d. Class A-3 Note Balance	$107,280,000.00	$107,280,000.00
	e. Class B Note Balance	$46,540,000.00	$46,540,000.00
	f. Class C Note Balance	$65,770,000.00	$65,770,000.00
	g. Class D Note Balance	$53,460,000.00	$53,460,000.00
	h. Class E Note Balance	$16,160,000.00	$16,160,000.00
	i. Note Balance (sum a - h)	$615,047,430.56	$588,565,645.02
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0562757	0.0000000
	b. Class A-2a Note Pool Factor	1.0000000	0.9419920
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	0.9419920
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Class E Note Pool Factor	1.0000000	1.0000000
	j. Note Pool Factor	0.8200632	0.7847542
10.	Overcollateralization Target Amount		$54,944,522.93
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$46,631,151.86
12.	Weighted Average Coupon		16.65%
13.	Weighted Average Original Term	months	70.23
14.	Weighted Average Remaining Term	months	56.69
15.	30 day Average SOFR for the accrual period ending 8/16/2026		3.62539%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 4/14/2025		4.20539%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$9,091,006.40
	b. Liquidation Proceeds allocable to Finance Charge		$1,090.40
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$9,092,096.80
18.	Principal:
	a. Collections allocable to Principal		$19,629,976.48
	b. Liquidation Proceeds allocable to Principal		$1,084,968.18
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$20,714,944.66
19.	Total Finance Charge and Principal Collections (17d + 18d)		$29,807,041.46
20.	Interest Income from Collection Account		$73,825.11
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$29,880,866.57

Available Funds
23.	Available Collections	$29,880,866.57
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$29,880,866.57
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,234,601.62
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,234,601.62
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$28,850.71
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$28,850.71
	e. Class A-2a Monthly Interest	$916,119.75
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$916,119.75
	i. Class A-2b Monthly Interest	$173,472.34
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$173,472.34
	m. Class A-3 Monthly Interest	$356,706.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$356,706.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$162,890.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$162,890.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$242,800.92
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$242,800.92
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$218,295.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$218,295.00

36.	Quaternary Principal Distributable Amount	$0.00
37.	Class E Noteholder Interest Amount
	a. Class E Monthly Interest	$88,341.33

	b. Additional Note Interest related to Class E Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class E Monthly Interest	$0.00
	d. Total Class E Note Interest (sum a - c)	$88,341.33
38.	Quinary Principal Distributable Amount	$0.00
39.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$3,422,077.67
40.	Reserve Account Deficiency	$0.00
41.	Regular Principal Distributable Amount	$34,795,156.61
42.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
43.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
44.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
45.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$9,092,096.80
	b. Total Daily Deposits of Principal Collections	$20,714,944.66
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$73,825.11
	e. Total Deposits to Collection Account (sum a - d)	$29,880,866.57
46.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,234,601.62
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$28,646,264.95
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
	f. Total Withdrawals from Collection Account (sum a - e)	$29,880,866.57
Note Payment Account Activity
47.	Deposits
	a. Class A-1 Interest Distribution	$28,850.71
	b. Class A-2a Interest Distribution	$916,119.75
	c. Class A-2b Interest Distribution	$173,472.34
	d. Class A-3 Interest Distribution	$356,706.00
	e. Class B Interest Distribution	$162,890.00
	f. Class C Interest Distribution	$242,800.92
	g. Class D Interest Distribution	$218,295.00
	h. Class E Interest Distribution	$88,341.33
	i. Class A-1 Principal Distribution	$8,047,430.56
	j. Class A-2a Principal Distribution	$15,823,996.02
	k. Class A-2b Principal Distribution	$2,610,358.96
	l. Class A-3 Principal Distribution	$0.00
	m. Class B Principal Distribution	$0.00
	n. Class C Principal Distribution	$0.00
	o. Class D Principal Distribution	$0.00
	p. Class E Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$28,669,261.59
48.	Withdrawals
	a. Class A-1 Distribution	$8,076,281.27
	b. Class A-2a Distribution	$16,740,115.77
	c. Class A-2b Distribution	$2,783,831.30
	d. Class A-3 Distribution	$356,706.00
	e. Class B Distribution	$162,890.00
	f. Class C Distribution	$242,800.92
	g. Class D Distribution	$218,295.00

h. Class E Distribution	$88,341.33
i. Total Withdrawals from Note Payment Account (sum a - h)	$28,669,261.59

Certificate Payment Account Activity
49.	Deposits to Certificate Payment Account from Excess Collections	$0.00
50.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$0.00
Required Reserve Account Amount		0.15%
51.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$7,692,318.99
Reserve Account Reconciliation
52.	Beginning Balance (as of end of preceding Distribution Date)	$7,692,318.99
53.	Investment Earnings	$22,996.64
54.	Reserve Account Draw Amount	$0.00
55.	Reserve Account Amount (Ln 52 + Ln 53 - Ln 54)	$7,715,315.63
56.	Deposit from Available Funds (Ln 46d)	$0.00
57.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$22,996.64
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
58.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$0.00
59.	Ending Balance (Ln55 + Ln56 - Ln57 - Ln58)	$7,692,318.99
60.	Reserve Account Deficiency (Ln52 - Ln59)	$0.00
Instructions to the Trustee
61.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
62.	Amount to be paid to Servicer from the Collection Account	$1,234,601.62
63.	Amount to be deposited from the Collection Account into the Note Payment Account	$28,646,264.95
64.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$0.00
65.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
66.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$22,996.64
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$0.00
67.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$8,076,281.27
68.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$16,740,115.77
69.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$2,783,831.30
70.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$356,706.00
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$162,890.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$242,800.92
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$242,800.92
74.	Amount to be paid to Class E Noteholders from the Note Payment Account	$88,341.33
75.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$0.00

Delinquency Activity
		Number of Loans	Principal Balance
76.	Delinquency Analysis
	a. 31 to 60 days past due	2,435	$38,595,395.95
	b. 61 to 90 days past due	971	$15,777,078.77
	c. 91 to 120 days past due	312	$5,273,678.00
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	3,718	$59,646,152.72
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 76e / Ln 5)		9.3902%

77.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	222	$3,627,424.21
79.	Recoveries	200	$1,086,058.58
80.	Net Losses (Ln 78 - Ln 79)		$2,541,365.63
81.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 80 / Ln 1)		0.3860%

Cumulative Loss Activity
		Number of Loans	Principal Balance

82.	Defaulted Receivables (charge-offs)	616	$10,870,920.56
83.	Recoveries	363	$2,582,793.61
84.	Cumulative Net Losses (Ln 82 - Ln 83)		$8,288,126.95
85.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 84 / Ln 7)		1.0775%
86.	Average Net Loss on Defaulted Receivables		$13,454.75

Other Servicing Information

87.	Principal Balance of Receivables extended during the Collection Period		$21,431,390.44
88.	Pool Balance on the close of the last day of the preceding Collection Period		$658,454,197.57
89.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		3.25%

No

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 10, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer